Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 4) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
A/B Note | Minimum | Bank
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Number of loans into which a single loan is reconfigured		2		2
Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications	$ 0	$ 745,000	$ 2,096,000	$ 11,446,000
Non-covered loans | Bank
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Unadvanced commitments to borrowers				500,000
Non-covered loans | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications		745,000	2,096,000	11,446,000
Non-covered loans | Secured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications			28,000	10,390,000
Non-covered loans | Secured | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications			28,000	10,390,000
Non-covered loans | Secured by commercial properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications		345,000	1,236,000	279,000
Non-covered loans | Secured by commercial properties | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications		345,000	1,236,000	279,000
Non-covered loans | Secured by residential properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications		258,000	262,000	777,000
Non-covered loans | Secured by residential properties | Payment Term Extension
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total Modifications		$ 258,000	$ 262,000	$ 777,000